SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15.  SUBSEQUENT EVENTS

In January 2023, the Group made an investment of HK$8,500,000 (US$1,089,534) in a private company (“Company B”), representing 3.0% equity ownership of Company B, in which the Company does not have any significant influence and such investment does not have readily determinable fair value. Company B operates an e-commerce platform in Hong Kong.

In January 2023, the Group made an investment of HK$15,596,759 (US$1,999,200) into an investment fund which invests in a highly diversified portfolio of revenue sharing contracts of small businesses.

In March 2023, the related parties repaid all the outstanding balances of HK$96,700 (US$12,395) to the Group.

Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.